                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


                              Senior Income Trust
                            Portfolio of Investments
                           April 30, 2006 (Unaudited)


Principal                                                             Bank Loan
Amount                                                                Ratings +                     Stated
(000)     Borrower                                                 Moody's    S&P     Coupon      Maturity *        Value
          VARIABLE RATE** SENIOR LOAN INTERESTS 179.2%
          AEROSPACE/DEFENSE   5.1%

$ 9,619   Alion Science and Technology Corp.,
          Term Loan ..............................................    B1       B+    7.56%         08/02/09        $  9,690,839
    276   Alion Science and Technology Corp.,
          Revolving Credit Agreement .............................    B1       B+    9.50          08/02/09             275,750
  3,938   AM General, LLC,
          Term Loan (b) ..........................................    NR       NR    9.41 to       11/01/11           4,070,391
                                                                                     11.25
  1,501   Apptis, Inc.,
          Term Loan ..............................................    B2       B+    8.25          01/05/10           1,511,749
  7,546   ARINC, Inc.,
          Term Loan ..............................................    Ba3      BB    6.98 to       03/10/11           7,569,581
                                                                                     7.11
  4,220   DynCorp International, LLC,
          Term Loan ..............................................    B2       B+    7.44 to       02/11/11           4,277,614
                                                                                     7.81
  5,993   IAP Worldwide Services, Inc.,
          Term Loan ..............................................    B2       B+    8.00          12/30/12           6,108,647
  3,540   ILC Industries, Inc.,
          Term Loan ..............................................    NR       NR    7.48          02/24/12           3,593,607
  9,923   K&F Industries, Inc.,
          Term Loan ..............................................    B2       B+    7.08 to       11/18/12          10,064,539
                                                                                     7.34
  4,526   SI International, Inc.,
          Term Loan ..............................................    B1       NR    6.80 to       02/09/11           4,554,333
                                                                                     6.97
 11,399   Spirit AeroSystems, Inc.,
          Term Loan ...............................................   B1       BB-   7.32          12/31/11          11,596,347
  6,856   TransDigm, Inc.,
          Term Loan ...............................................   B1       B+    7.15          07/22/10           6,955,954
  8,717   Wyle Laboratories, Inc.,
          Term Loan ...............................................   NR       B+    7.44 to       01/28/11 to        8,873,905
                                                                                     11.19         07/28/11        ------------
                                                                                                                     79,143,256
                                                                                                                   ------------
          AUTOMOTIVE   6.5%
  9,046   Accuride Corp.,
          Term Loan (b) ...........................................   B1       B+    7.19          01/31/12           9,170,751
 14,021   Federal-Mogul Corp.,
          Term Loan (c) ...........................................   NR       NR    8.75          12/09/06          14,091,014
 15,383   Federal-Mogul Corp.,
          Revolving Credit Agreement (c) ..........................   NR       NR    8.75          12/09/06          15,431,584
  3,566   Heartland Automotive Holdings, Inc.,
          Term Loan ...............................................   NR       NR    8.58          02/27/12           3,592,997

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value

          AUTOMOTIVE (CONTINUED)
 10,395   MetoKote Corp.,
          Term Loan ...............................................      B2      B+     8.15 to      11/27/11           10,511,944
                                                                                        8.38
  6,120   Polypore, Inc.,
          Term Loan ...............................................      B2      B      7.98         11/12/11            6,196,048
  9,842   Safelite Glass Corp.,
          Term Loan ...............................................      NR      NR     8.96 to      09/30/07            9,743,444
                                                                                        9.46
  3,818   Tenneco Automotive, Inc.,
          Term Loan ...............................................      B1      BB-    7.02         12/12/10            3,876,773
 26,629   TRW Automotive, Inc.,
          Term Loan ...............................................      Ba2     BB+    6.00 to      10/31/10 to        26,708,554
                                                                                        6.25         06/30/12
  1,808   United Components, Inc.,
          Term Loan ...............................................      B2      BB-    7.22         06/30/10            1,823,026
                                                                                                                      ------------
                                                                                                                       101,146,135
                                                                                                                      ------------

          BEVERAGE, FOOD & TOBACCO   13.5%
 22,463   Acosta Sales Co., Inc.,
          Term Loan (b) ...........................................      NR      NR     7.13 to      12/06/12 to        22,869,863
                                                                                        10.63        06/06/13
  6,000   Advantage Sales & Marketing, LLC,
          Term Loan (b) ...........................................      NR      NR     6.90         03/29/13            6,052,500
 13,015   Birds Eye Foods, Inc.,
          Term Loan ...............................................      B1      B+     7.75         06/30/08           13,144,655
  1,513   Buffets Holdings, Inc.,
          Term Loan ...............................................      B1      B-     8.19 to      06/28/09            1,524,117
                                                                                        8.50
 13,057   Commonwealth Brands, Inc.,
          Term Loan ...............................................      NR      NR     7.00         12/22/12           13,233,269
  4,729   Constellation Brands, Inc.,
          Term Loan ...............................................      Ba2     BB     6.31 to      11/30/11            4,769,338
                                                                                        6.38
  5,211   Culligan International Co.,
          Term Loan ...............................................      B1      B+     7.40         09/30/11            5,292,742
  5,373   Doane Pet Care Co.,
          Term Loan ...............................................      B1      BB-    6.94 to      10/24/12            5,446,879
                                                                                        7.38
  6,900   Dole Food Co., Inc.,
          Term Loan ...............................................      B3      BB-    9.94         07/22/10            7,119,938
 12,761   DS Waters Enterprises, LP,
          Term Loan ...............................................      Caa3    CCC    9.49         11/07/09           12,645,578
  3,578   Eight O'clock Coffee Co.,
          Term Loan ...............................................      NR      NR     8.13         11/14/11            3,613,275

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value

          BEVERAGE, FOOD & TOBACCO (CONTINUED)
  5,100   Farley's & Sathers Candy Co., Inc.,
          Term Loan ...............................................     NR       NR     9.50 to     06/15/10 to         5,148,000
                                                                                        10.98       03/24/11
  3,993   Le-Nature's, Inc.,
          Term Loan ...............................................     B1       B      7.88 to     06/23/10            4,052,387
                                                                                        9.75
  6,745   Luigino's, Inc.,
          Term Loan ...............................................     B1       B+     7.88 to     04/02/11            6,822,737
                                                                                        8.00
  1,628   Mafco Worldwide Corp.,
          Term Loan ...............................................     B1       B+     6.85 to     12/08/11            1,645,481
                                                                                        7.01
  8,874   Michael Foods, Inc.,
          Term Loan ...............................................     B1       B+     6.67 to     11/21/10            8,988,448
                                                                                        7.03
  6,311   National Dairy Holdings, LP,
          Term Loan ...............................................     NR       NR     7.00        03/15/12            6,346,065
  3,000   National Distributing Co., Inc.,
          Term Loan ...............................................     NR       NR     11.50       06/22/10            3,007,500
  2,499   OSI Foods GMBH & Co. KG,
          Term Loan ...............................................     NR       NR     6.83 to     09/02/11            2,530,544
                                                                                        6.98
  5,623   OSI Group, LLC,
          Term Loan ...............................................     NR       NR     6.83 to     09/02/11            5,693,725
                                                                                        6.98
  3,124   OSI-Holland Finance B.V.,
          Term Loan ...............................................     NR       NR     6.83 to     09/02/11            3,163,180
                                                                                        6.98
  4,647   PBM Products, LLC,
          Term Loan ...............................................     NR       NR     7.83        07/26/11            4,698,838
  6,848   Pierre Foods, Inc.,
          Term Loan ...............................................     B1       B+     6.06        06/30/10            6,929,320
 38,201   Pinnacle Foods, Inc.,
          Term Loan ...............................................     B1       B+     8.20 to     11/25/10           38,850,668
                                                                                        8.24
    750   Reddy Ice Group, Inc.,
          Term Loan ...............................................     B1       B+     6.79        08/09/12              757,500
  1,500   Sagittarius Restaurant, LLC,
          Term Loan ...............................................     B1       B      7.07        03/29/13            1,520,625
  8,766   Sturm Foods, Inc.,
          Term Loan ...............................................     NR       NR     7.75 to     05/26/11 to         8,911,285
                                                                                        12.00       05/26/12
  2,254   Sunny Delight Beverage Co.,
          Term Loan ...............................................     Caa1     CCC+   9.02 to     08/20/10            2,245,958
                                                                                        9.34

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value


          BEVERAGE, FOOD & TOBACCO (CONTINUED)
  3,960   Volume Services America, Inc.,
          Term Loan ...............................................      B2      NR     8.36 to     10/01/10             4,002,075
                                                                                        9.00                          ------------
                                                                                                                       211,026,490
                                                                                                                      ------------

          BROADCASTING - CABLE   13.1%
  2,400   Adelphia Communications Corp.,
          Term Loan (b) ...........................................      NR      NR     6.94        08/07/06             2,412,000
  8,284   Cebridge Connections, Inc.,
          Term Loan ...............................................      B1      B+     7.99 to     11/05/13             8,430,521
                                                                                        12.75
  3,300   Century Cable Holdings, LLC,
          Term Loan (c) ...........................................      NR      NR     9.75        06/30/09             3,228,156
 60,995   Charter Communications Operating, LLC,
          Term Loan ...............................................      B2      B      7.67 to     04/27/13            61,213,373
                                                                                        7.92
 15,000   CSC Holdings, Inc.,
          Term Loan ...............................................      Ba3     BB     6.58 to     03/29/13            15,082,800
                                                                                        6.74
  9,593   Frontiervision Operating Partners, LP,
          Term Loan (c) (j) .......................................      NR      NR     9.15 to     09/30/05 to          9,630,438
                                                                                        9.28        03/31/06
  2,354   Frontiervision Operating Partners, LP,
          Revolving Credit Agreement (c) ..........................      NR      NR     9.15        06/30/06             2,362,322
 13,373   Hilton Head Communications, LP,
          Term Loan (c) ...........................................      NR      NR     9.00        03/31/08            12,985,989
  9,760   Hilton Head Communications, LP,
          Revolving Credit Agreement (c) ..........................      NR      NR     7.75        09/30/07             9,452,970
  9,175   Insight Midwest Holdings, LLC,
          Term Loan ...............................................      Ba3     BB-    7.00        12/31/09             9,292,181
  4,962   MCC Iowa, LLC,
          Term Loan ...............................................      Ba3     BB-    6.69 to     02/01/14             4,995,730
                                                                                        6.98
 51,095   Olympus Cable Holdings, LLC,
          Term Loan (c) ...........................................      NR      NR     9.00 to     06/30/10 to         49,966,375
                                                                                        9.75        09/30/10
 10,871   Parnassos, LP,
          Term Loan (c) ...........................................      NR      NR     7.75        06/30/07            10,854,937
  4,753   Parnassos, LP,
          Revolving Credit Agreement (c) ..........................      NR      NR     7.75        06/30/07             4,745,879
                                                                                                                      ------------
                                                                                                                       204,653,671
                                                                                                                      ------------

          BROADCASTING - DIVERSIFIED   0.4%
  5,970   Entravision Communications Corp.,
          Term Loan ...............................................      Ba3     B+     6.49        03/29/13             6,019,127
                                                                                                                      ------------

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value

          BROADCASTING - RADIO   0.9%
  5,682   NextMedia Operating, Inc.,
          Term Loan ...............................................     B1       B      6.84 to      11/15/12 to       5,770,738
                                                                                        9.41         11/15/13
  5,445   Spanish Broadcasting Systems, Inc.,
          Term Loan ...............................................     B1       B+     6.73         06/10/12          5,502,853
  3,465   Susquehanna Media Co.,
          Term Loan ...............................................     Ba2      BB     7.75         03/30/12          3,471,497
                                                                                                                    ------------
                                                                                                                      14,745,088
                                                                                                                    ------------

          BROADCASTING - TELEVISION   0.3%
  4,179   HIT Entertainment, Inc. (England),
          Term Loan ...............................................     B1       B      7.17         03/20/12          4,214,522
                                                                                                                    ------------

          BUILDINGS & REAL ESTATE   6.1%
  4,000   AIMCO Properties, LP,
          Term Loan (b) ...........................................     NR       NR     6.36         03/22/11          4,025,000
  6,667   BioMed Realty, LP,
          Term Loan ...............................................     NR       NR     7.08         05/30/10          6,683,333
 14,999   Capital Automative, LP,
          Term Loan ...............................................     Ba1      BB+    6.58         12/16/10         15,139,877
  6,052   CB Richard Ellis Services, Inc.,
          Term Loan ...............................................     Ba1      BB-    6.54 to      03/31/10          6,119,770
                                                                                        6.93
    317   Central Parking Corp.,
          Term Loan ...............................................     Ba3      BB-    6.98         03/31/10            320,728
  6,000   Edge-Star Partners,
          Term Loan ...............................................     NR       NR     8.02         11/18/07          6,022,500
  3,509   GEO Group, Inc.,
          Term Loan ...............................................     Ba3      BB-    7.00         09/14/11          3,544,030
  2,992   Harlan Sprague Dawley, Inc.,
          Term Loan ...............................................     B2       B+     7.48 to      12/19/11          3,028,036
                                                                                        9.25
  6,000   Landsource Communities Development, LLC,
          Term Loan ...............................................     NR       NR     7.38         03/31/10          6,033,750
  1,500   London Arena & Waterfront Finance, LLC,
          Term Loan ...............................................     NR       NR     8.38         03/08/12          2,433,000
  7,500   Macerich Partnership, LP,
          Term Loan ...............................................     NR       NR     6.38         04/25/10          7,546,875
  2,776   NewKirk Master, LP,
          Term Loan ...............................................     Ba2      BB+    6.58         08/11/08          2,798,538
  3,600   Shea Capital I, LLC,
          Term Loan ...............................................     NR       NR     6.69         10/27/11          3,582,000
  2,500   Shea Mountain House, LLC,
          Term Loan ...............................................     NR       NR     6.74         05/11/11          2,517,188

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          BUILDINGS & REAL ESTATE (CONTINUED)
  4,500   South Edge, LLC,
          Term Loan ...............................................     NR       NR     6.81 to      10/31/07 to        4,531,249
                                                                                        7.06         10/31/09
 12,000   WCI Communities, Inc.,
          Term Loan ...............................................     NR       NR     6.83         12/23/10          12,030,000
  9,175   Yellowstone Development, LLC,
          Term Loan ...............................................     NR       NR     7.38         09/30/10           9,213,540
                                                                                                                     ------------
                                                                                                                       95,569,414
                                                                                                                     ------------

          BUSINESS EQUIPMENT   0.8%
  2,312   ACCO Brands Corp.,
          Term Loan (b) ...........................................     Ba3      BB-    6.52 to      08/17/12           2,334,180
                                                                                        6.83
  4,471   Katun Corp.,
          Term Loan ...............................................     NR       BB-    9.21         06/30/09           4,482,464
  5,449   Verifone, Inc.,
          Term Loan ...............................................     B1       BB-    6.88         06/30/11           5,486,325
                                                                                                                     ------------
                                                                                                                       12,302,969
                                                                                                                     ------------

          CHEMICALS, PLASTICS & RUBBER   11.6%
  1,244   American Pacific Corporation,
          Term Loan ...............................................     B2       B      8.98         11/30/10           1,245,305
  3,900   Basell North America (Netherlands),
          Term Loan ...............................................     Ba3      B+     7.31 to      09/07/13 to        3,968,250
                                                                                        8.00         09/07/14
  1,784   Becker-Underwood, Inc.,
          Term Loan ...............................................     NR       NR     9.23 to      09/30/11 to        1,778,481
                                                                                        11.98        03/31/12
 11,400   Brenntag Holdings GmbH & Co. KG,
          Term Loan ...............................................     B2       B+     7.44 to      01/17/14 to       11,615,640
                                                                                        11.43        07/17/15
 18,489   Celanese, AG (Germany),
          Term Loan ...............................................     B1       B+     6.98         04/06/11          18,720,432
 58,489   Huntsman International, LLC,
          Term Loan ...............................................     Ba3      BB-    6.68         08/16/12          58,890,841
  4,500   Ineos Holdings Limited,
          Term Loan ...............................................     Ba3      B+     7.34 to      12/16/13 to        9,137,826
                                                                                        7.84         12/23/14
 13,186   INVISTA (Netherlands),
          Term Loan ...............................................     Ba3      BB     6.48 to      04/30/10 to       13,311,968
                                                                                        6.75         04/29/11
 10,200   ISP Chemco, Inc.,
          Term Loan ...............................................     Ba3      BB-    6.50         02/16/13          10,294,034
  8,304   Kraton Polymers, LLC.,
          Term Loan ...............................................     B1       B+     7.00 to      05/12/13           8,324,596
                                                                                        7.50

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          CHEMICALS, PLASTICS & RUBBER (CONTINUED)
10,754    Nalco Co.,
          Term Loan ...............................................    B1        BB-    6.48 to      11/04/10       10,889,554
                                                                                        6.60
10,197    PQ Corp.,
          Term Loan ...............................................    B1        B+     7.00         02/11/12       10,352,076
17,958    Rockwood Specialties Group, Inc.,
          Term Loan ...............................................    B1        NR     7.13         12/13/13       18,207,619
 4,800    Wellman, Inc.,
          Term Loan ...............................................    B2        B-     11.90        02/10/10        4,941,998
                                                                                                                  ------------
                                                                                                                   181,678,620
                                                                                                                  ------------

          CONSTRUCTION MATERIAL   3.0%
11,970    AXIA, Inc.,
          Term Loan ...............................................    B2        B      8.23         12/21/12       11,999,925
 2,531    Brand Services, Inc.,
          Term Loan ...............................................    B2        B      7.90 to      01/15/12        2,569,901
                                                                                        8.13
 1,147    Builders FirstSource, Inc.,
          Term Loan ...............................................    B1        BB-    7.49 to      08/11/11 to     1,149,533
                                                                                        9.00         02/15/12
 9,000    Contech Construction Products, Inc.,
          Term Loan ...............................................    B1        B+     6.80 to      01/31/13        9,123,750
                                                                                        7.00
   500    Custom Building Products, Inc.,
          Term Loan ...............................................    NR        NR     9.96         04/20/12          502,812
 5,985    Gibraltar Industries, Inc.,
          Term Loan ...............................................    Ba1       BB     6.69         12/08/12        6,029,888
 5,318    Interline Brands, Inc.,
          Term Loan ...............................................    B1        BB     6.65 to      12/31/10        5,384,855
                                                                                        7.23
 1,200    Nortek, Inc.,
          Term Loan ...............................................    B2        B      6.69 to      08/27/11        1,211,063
                                                                                        8.75
 1,195    Panolam Industries International, Inc. (Canada),
          Term Loan ...............................................    B2        B+     7.73         09/30/12        1,213,429
 4,013    Professional Paint, Inc.,
          Term Loan ...............................................    NR        NR     7.71 to      09/30/11        4,048,468
                                                                                        7.84
   894    Sensus Metering Systems, Inc.,
          Term Loan ...............................................    B2        B+     7.22 to      12/17/10          904,226
                                                                                        7.58
 1,510    Werner Holding Co., Inc.,
          Term Loan (k)............................................    Caa1      CCC+   8.74         06/11/09        1,505,989
   965    Werner Holding Co., Inc.,
          Term Loan (g) (k)........................................    Caa2      CCC-   14.74        12/11/09          949,478
                                                                                                                  ------------
                                                                                                                    46,593,317
                                                                                                                  ------------

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          CONTAINERS, PACKAGING & GLASS   7.3%
  4,566   Berry Plastics Corp.,
          Term Loan ...............................................     B1       B+     6.84         12/02/11           4,613,059
  2,645   BWAY Corp.,
          Term Loan ...............................................     B1       B+     6.81         06/30/11           2,682,819
  1,769   Consolidated Container Co., LLC,
          Term Loan ...............................................     B2       B-     8.25 to      12/15/08           1,778,448
                                                                                        8.38
  4,714   Covalence Specialty Materials Corp.,
          Term Loan ...............................................     B2       B      6.69 to      02/16/13 to        4,784,693
                                                                                        8.15         08/16/13
  1,800   Crown Americas, Inc.,
          Term Loan ...............................................     Ba2      BB-    6.44         11/15/12           1,810,688
 22,858   Dr. Pepper/Seven Up Bottling Group, Inc.,
          Term Loan ...............................................     B1       NR     6.93         12/19/10          23,051,861
  5,570   Graham Packaging Co.,
          Term Loan ...............................................     B2       B      6.94 to      10/07/11 to        5,642,346
                                                                                        9.25         04/07/12
 13,817   Graphic Packaging International Corp.,
          Term Loan ...............................................     B1       B+     6.99 to      08/08/10          14,044,092
                                                                                        7.62
  1,606   Graphic Packaging International Corp.,
          Revolving Credit Agreement ..............................     B1       B+     7.39 to      08/08/09           1,559,977
                                                                                        9.75
  4,276   Impress Metal Packaging Holding B.V.
          (Netherlands),
          Term Loan ...............................................     NR       B+     7.94         12/31/06           4,286,593
  6,625   Kranson Industries, Inc.,
          Term Loan ...............................................     NR       NR     7.73         07/30/11           6,691,235
 15,791   Owens-Illinois, Inc.,
          Term Loan ...............................................     B1       BB-    6.61 to      04/01/07 to       15,848,727
                                                                                        6.78         04/01/08
  7,796   Packaging Dynamics,
          Term Loan ...............................................     NR       NR     6.98 to      09/29/08 to        7,814,626
                                                                                        7.22         09/29/09
  4,190   Ranpak Corp.,
          Term Loan ...............................................     NR       NR     7.41         12/14/11           4,236,632
  8,937   Smurfit-Stone Container Corp.,
          Term Loan ...............................................     Ba3      B+     7.13 to      11/01/11           9,065,381
                                                                                        7.25
  3,770   Smurfit-Stone Container Corp.,
          Revolving Credit Agreement ..............................     Ba3      B+     7.38 to      11/01/09           3,700,885
                                                                                        9.25
  1,995   Solo Cup, Inc.,
          Term Loan ...............................................     B3       B-     7.42 to      02/27/11 to        2,029,851
                                                                                        9.66         03/31/12


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)


Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          CONTAINERS, PACKAGING & GLASS (CONTINUED)
  1,030   Unifrax Corp.,
          Term Loan ..............................................      B1     B+    8.75          03/29/12           1,043,170
                                                                                                                    -----------
                                                                                                                    114,685,083
                                                                                                                    -----------

          DIVERSIFIED MANUFACTURING   1.8%
  4,817   Chart Industries, Inc.,
          Term Loan ..............................................      B1     B+    6.63          10/17/12           4,908,487
  4,500   Euramax International, Inc.,
          Term Loan ..............................................      Caa1   B-    12.00         06/29/13           4,500,000
 18,507   Mueller Group, Inc.,
          Term Loan ..............................................      B2     B+    7.06 to       10/03/12          18,779,645
                                                                                     7.38                            ----------
                                                                                                                     28,188,132
                                                                                                                     ----------
          DIVERSIFIED NATURAL RESOURCES   3.1%
 47,910   Georgia-Pacific Corp.,
          Term Loan ..............................................      Ba2    B+    6.88 to       12/20/12 to       48,425,899
                                                                                     8.03          12/23/13          ----------


          ECOLOGICAL   4.8%
 20,984   Allied Waste North America, Inc.,
          Term Loan (b) ..........................................      B1     BB    6.73 to       01/15/12          21,089,310
                                                                                     6.97
  5,337   Duratek, Inc.,
          Term Loan ..............................................      B1     BB-   7.94 to       12/16/09           5,343,758
                                                                                     8.19
  8,847   Envirocare of Utah, LLC,
          Term Loan ..............................................      NR     NR    7.85 to       04/13/10           9,013,572
                                                                                     10.60
  8,099   Environmental Systems Products Holdings,
          Term Loan ..............................................      B3     NR    8.31 to       12/12/08 to        8,253,865
                                                                                     15.13         12/12/10
  4,355   Great Lakes Dredge & Dock Corp.,
          Term Loan ..............................................      B2     CCC   7.69 to       12/22/10           4,415,302
                                                                                     8.26
  3,890   LVI Services, Inc.,
          Term Loan ..............................................      NR     NR    7.34          11/16/11           3,914,564
  1,485   Safety-Kleen Corp.,
          Term Loan ..............................................      NR     NR    11.74 to      09/15/08           1,532,025
                                                                                     12.00
  6,400   Synagro Technologies, Inc.,
          Term Loan ..............................................      NR     BB-   7.32 to       06/21/12           6,456,000
                                                                                     7.34
  7,600   Waste Services, Inc.,
          Term Loan ..............................................      B2     B-    8.08 to       03/31/11           7,718,427
                                                                                     8.18

                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          ECOLOGICAL (CONTINUED)
    467   Waste Services, Inc.,
          Revolving Credit Agreement .............................      B2     B-    8.91          04/29/09             459,667
  1,800   WasteQuip, Inc.,
          Term Loan ..............................................      B3     B-    10.98         07/15/12           1,822,500
  5,445   WCA Waste Systems, Inc.,
          Term Loan ..............................................      B2     B     7.98          04/28/11           5,458,613
                                                                                                                      ---------
                                                                                                                     75,477,603
                                                                                                                     ----------
          EDUCATION & CHILD CARE   0.3%
  4,065   Educate Operating Co., LLC,
          Term Loan ..............................................      B1     NR    7.98          03/31/12           4,069,747
                                                                                                                      ---------


          ELECTRONICS   7.7%
  8,421   AMI Semiconductor, Inc.,
          Term Loan (b) ..........................................      Ba3    BB-   6.50          04/01/12           8,480,906
  5,318   Amkor Technology, Inc.,
          Term Loan (b) ..........................................      B2     B-    9.27          10/27/10           5,557,500
  4,202   Audio Visual Services Corp.,
          Term Loan ..............................................      B1     NR    7.48          05/18/11           4,243,957
  4,178   Automata, Inc.,
          Term Loan (a) (c) (i) ..................................      NR     NR    N/A           02/28/03 to                0
                                                                                                   02/28/04
  1,197   Blackboard, Inc.,
          Term Loan ..............................................      Ba3    B+    7.23 to       02/28/12           1,217,947
                                                                                     7.25
  3,714   DoubleClick, Inc.,
          Term Loan ..............................................      B2     B     8.75          07/13/12           3,778,965
    843   Eastman Kodak Co.,
          Term Loan ..............................................      Ba3    B+    7.10 to       10/18/12             852,837
                                                                                     7.33
  3,000   Epicor Software Corp.,
          Term Loan ..............................................      B1     B+    7.71 to       03/30/12           3,028,125
                                                                                     8.65
  2,000   GXS Worldwide, Inc.,
          Term Loan ..............................................      B2     B+    9.78 to       07/29/11           1,975,000
                                                                                     10.26
  3,000   Infor Global Solutions AG,
          Term Loan ..............................................      B2     B     7.80          04/18/11           3,005,001
 17,147   ON Semiconductor Corp.,
          Term Loan ..............................................      B3     B+    7.23          12/15/11          17,369,487
  1,188   Open Solutions, Inc.,
          Term Loan ..............................................      B1     B+    7.33          09/03/11           1,202,431
 15,712   Spectrum Brands, Inc.,
          Term Loan ..............................................      B1     B-    7.03 to       02/06/12          15,829,521
                                                                                     7.61


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          ELECTRONICS (CONTINUED)
    600   Stratus Technologies, Inc.,
          Term Loan  .............................................      B1     B-    7.96          03/29/11             609,375
 40,132   SunGard Data Systems, Inc.,
          Term Loan ..............................................      B1     B+    7.22          02/11/13          40,644,379
  9,037   UGS Corp.,
          Term Loan ..............................................      B1     B+    7.00          03/31/12           9,157,119
  4,094   Viasystems, Inc.,
          Revolving Credit Agreement .............................      B2     NR    11.25         01/31/08           4,012,563
                                                                                                                    -----------
                                                                                                                    120,965,113
                                                                                                                    -----------
          ENTERTAINMENT & LEISURE   9.8%
  2,726   24 Hour Fitness Worldwide, Inc.,
          Term Loan (b) ..........................................      B2     B     7.70 to       06/08/12           2,765,000
                                                                                     8.00
  2,970   Alliance Atlantis Communications, Inc.,
          Term Loan (b) ..........................................      Ba2    BB    6.47          12/20/11           2,995,370
  2,993   AMC Entertainment, Inc.,
          Term Loan (b) ..........................................      Ba3    B+    7.11          01/26/13           3,026,166
    496   Blockbuster, Inc.,
          Term Loan ..............................................      B3     B-    8.59 to       08/20/11             496,814
                                                                                     8.94
  1,918   Detroit Red Wings, Inc.,
          Term Loan ..............................................      NR     NR    7.23          08/30/06           1,923,022
  9,289   Fender Musical Instruments Corp.,
          Term Loan ..............................................      B3     B-    9.62          09/30/12           9,474,398
 43,854   Metro-Goldwyn-Mayer Studios, Inc.,
          Term Loan ..............................................      NR     NR    7.23          04/08/12          44,388,067
  5,000   Mets, LP,
          Term Loan ..............................................      NR     NR    7.13          07/25/10           5,056,250
    503   Movie Gallery, Inc.,
          Term Loan ..............................................      Caa1   CCC+  9.98          04/27/10             465,325
  4,500   Panavision, Inc.,
          Term Loan ..............................................      B1     B     8.00 to       03/30/11           4,578,750
                                                                                     8.13
  7,655   Pure Fishing, Inc.,
          Term Loan ..............................................      B1     B+    7.70 to       09/30/10 to        7,711,572
                                                                                     10.43         03/31/11
 26,997   Regal Cinemas, Inc.,
          Term Loan ..............................................      Ba2    BB-   6.48          11/10/10          27,204,071
  7,609   Six Flags Theme Parks, Inc.,
          Term Loan ..............................................      B1     B-    6.96 to       06/30/09           7,672,502
                                                                                     7.26
  2,001   Six Flags Theme Parks, Inc.,
          Revolving Credit Agreement .............................      B1     B-    7.08 to       06/30/08           1,985,114
                                                                                     7.24


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

PRINCIPAL                                                                BANK LOAN
AMOUNT                                                                   RATINGS +                     STATED
(000)     BORROWER                                                    MOODY'S    S&P     COUPON      MATURITY *        VALUE
          ENTERTAINMENT & LEISURE (CONTINUED)
  6,000   Southwest Sports Group, LLC,
          Term Loan ..............................................      NR     NR    7.44          12/22/10           6,075,000
  4,200   Tiger Ballpark, LLC,
          Term Loan ..............................................      NR     NR    6.63          08/15/10           4,210,500
  9,085   True Temper Sports, Inc.,
          Term Loan ..............................................      B2     B     7.53 to       03/15/11           9,142,239
                                                                                     9.75
  5,880   Universal City Development Partners, LP,
          Term Loan ..............................................      Ba3    BB-   6.77 to       06/09/11           5,954,723
                                                                                     7.07
  5,238   WMG Acquisition Corp.,
          Term Loan ..............................................      Ba2    B+    6.58 to       02/28/11           5,297,711
                                                                                     7.21
  3,017   Yankees Holdings, LP,
          Term Loan ..............................................      NR     NR    7.32          06/25/07           3,032,228
                                                                                                                    -----------
                                                                                                                    153,454,822
                                                                                                                    -----------
          FARMING & AGRICULTURE   0.7%
 10,481   Wm. Bolthouse Farms, Inc.,
          Term Loan ..............................................      B2     B-    7.37 to       12/16/12 to       10,695,615
                                                                                     10.37         12/16/13         -----------


          FINANCE   4.7%
 12,000   Ameritrade Holding Corp.,
          Term Loan (b) ..........................................      Ba1    BB    6.49          12/31/12          12,061,500
  3,590   DCS Business Services, Inc.,
          Term Loan ..............................................      NR     NR    8.66 to       02/04/11           3,599,253
                                                                                     10.89
 18,290   Fidelity National Information Solutions, Inc.,
          Term Loan ..............................................      Ba1    BB+   6.60          03/09/13          18,428,521
  5,985   LPL Holdings, Inc.,
          Term Loan ..............................................      B2     B     7.96 to       06/28/13           6,050,464
                                                                                     8.23
  9,101   Outsourcing Solutions, Inc.,
          Term Loan ..............................................      NR     NR    9.33          09/30/10           9,124,096
  6,600   Refco, Inc.,
          Term Loan (a) ..........................................      B1     BB-   9.00          08/05/11           6,653,625
  6,924   Rent-A-Center, Inc.,
          Term Loan ..............................................      Ba2    BB+   6.41 to       06/30/10           7,000,683
                                                                                     6.67
 10,594   Transfirst Holdings, Inc.,
          Term Loan ..............................................      NR     NR    8.00 to       03/31/10 to       10,656,782
                                                                                     12.50         03/31/11         -----------
                                                                                                                     73,574,924
                                                                                                                    -----------

                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          GROCERY   0.6%
  8,978   Roundy's Supermarkets, Inc.,
          Term Loan ..............................................      B2     B+    7.72 to       11/03/11           9,106,552
                                                                                     7.87                           -----------

          HEALTHCARE   8.5%
  1,200   AmeriPath, Inc.,
          Term Loan (b) ..........................................      B1     BB-   6.83          10/31/12           1,213,876
  5,400   AMN Healthcare Services, Inc.,
          Term Loan ..............................................      Ba2    BB-   6.73          11/02/11           5,465,815
  9,588   Capella Healthcare, Inc.,
          Term Loan ..............................................      B3     B     7.82 to       11/30/12 to        9,665,865
                                                                                     10.82         11/30/13
  6,719   Center For Diagnostic Imaging (CDI),
          Term Loan ..............................................      B2     B     8.48          12/31/10           6,517,742
 31,107   Community Health Systems, Inc.,
          Term Loan ..............................................      Ba3    BB-   6.56          08/19/11          31,440,843
  7,291   Concentra Operating Corp.,
          Term Loan ..............................................      B1     B+    6.69          09/30/11           7,377,750
  1,200   CRC Health Corp.,
          Term Loan ..............................................      B1     B     7.23          02/06/13           1,215,000
    990   Diagnostic Imaging Group, LLC,
          Term Loan ..............................................      B2     B+    8.38 to       05/04/12             965,250
                                                                                     10.25
  9,819   FHC Health Systems, Inc.,
          Term Loan ..............................................      B2     B     10.82 to      12/18/09 to       10,010,421
                                                                                     13.82         02/09/11
  1,087   Genoa Healthcare Group LLC,
          Term Loan ..............................................      B2     B     8.06 to       08/10/12           1,101,354
                                                                                     10.00
  6,000   HealthSouth Corp.,
          Term Loan ..............................................      B2     B+    8.15          03/10/13           6,073,392
  2,311   Healthtronics, Inc.,
          Term Loan ..............................................      Ba3    BB-   6.75          03/23/11           2,310,827
 43,118   LifePoint Hospitals, Inc.,
          Term Loan ..............................................      Ba3    BB    6.19          04/15/12          43,399,326
    599   Matria Healthcare, Inc.,
          Term Loan ..............................................      B1     BB-   7.02 to       01/19/07 to          602,766
                                                                                     7.23          01/19/12
  1,200   National Renal Institutes, Inc.,
          Term Loan ..............................................      NR     NR    9.00          03/31/13           1,213,876
    260   Select Medical Corp.,
          Revolving Credit Agreement .............................      B1     BB-   6.91 to       02/24/11             257,725
                                                                                     8.75
  3,550   Sterigenics International, Inc.,
          Term Loan ..............................................      B2     B+    7.91          06/14/11           3,585,094
                                                                                                                      ---------


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          HEALTHCARE (CONTINUED)
                                                                                                                    132,416,922
                                                                                                                    -----------
          HEALTH & BEAUTY   2.8%
 10,109   American Safety Razor Co.,
          Term Loan (b) ..........................................    B2       B     7.56 to       02/28/12 to       10,216,427
                                                                                     11.23         08/28/12
    364   American Safety Razor Co.,
          Revolving Credit Agreement (b) .........................    B2       B     7.91 to       02/28/10             356,328
                                                                                     9.75
  3,641   CEI Holdings, Inc.,
          Term Loan ..............................................    NR       NR    8.19 to       12/03/10 to        3,629,453
                                                                                     12.44         12/03/11
  4,626   Marietta Intermediate Holding Corp.,
          Term Loan ..............................................    NR       NR    7.58 to       12/17/10 to        4,644,091
                                                                                     12.32         12/17/11
  9,844   MD Beauty, Inc.,
          Term Loan ..............................................    B1       CCC   8.00 to       02/18/12 to        9,937,006
                                                                                     12.00         02/18/13
 14,199   Prestige Brands Holdings, Inc.,
          Term Loan ..............................................    B1       B+    6.89 to       04/06/11          14,391,050
                                                                                     9.00                            ----------
                                                                                                                     43,174,355
                                                                                                                     ----------
          HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS   2.8%
 11,400   Aearo Technologies, Inc.,
          Term Loan (b) ..........................................    B2       B     7.45 to       3/24/13 to        11,625,187
                                                                                     11.45         09/24/13
  3,000   Formica Corp.,
          Term Loan ..............................................    B2       B     7.96          03/15/13           3,027,189
  3,825   Hunter Fan Co.,
          Term Loan ..............................................    B1       B     7.76          03/24/12           3,815,438
 11,100   National Bedding Co.,
          Term Loan ..............................................    B3       B+    9.91          08/31/12          11,315,063
  4,327   Quality Home Brands Holdings, LLC,
          Term Loan ..............................................    NR       NR    7.28 to       11/04/11 to        4,375,785
                                                                                     11.53         11/04/12
  7,022   Sealy Mattress Co.,
          Term Loan ..............................................    B1       B+    6.50 to       04/06/12           7,113,049
                                                                                     6.79
  3,272   World Kitchen, Inc.,
          Term Loan ..............................................    NR       NR    8.19          03/31/08           3,263,525
                                                                                                                     ----------
                                                                                                                     44,535,236
                                                                                                                     ----------
          HOTELS, MOTELS, INNS & GAMING   9.8%
  1,421   Alliance Gaming Corp.,
          Term Loan ..............................................    B2       B+    8.18          09/04/09           1,436,012



                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          HOTELS, MOTELS, INNS & GAMING (CONTINUED)
  8,400   Greektown Casino, LLC,
          Term Loan ..............................................      B1     B     7.55          12/03/12           8,536,500
  4,900   Green Valley Ranch Gaming, LLC,
          Term Loan ..............................................      NR     NR    6.98          12/17/11           4,955,599
  4,158   Herbst Gaming, Inc.,
          Term Loan ..............................................      B1     B+    6.98 to       01/31/11           4,208,678
                                                                                     7.11
  4,963   Interstate Operating Co., LP,
          Term Loan ..............................................      B2     B     9.50          01/14/08           5,037,403
  7,729   Kuilima Resort Co.,
          Term Loan ..............................................      NR     NR    11.50         09/30/11           7,777,604
  7,339   MGM Mirage,
          Term Loan ..............................................      NR     NR    6.28          04/25/10           7,354,882
 14,520   MGM Mirage,
          Revolving Credit Agreement .............................      NR     NR    5.99 to       04/25/10          14,165,639
                                                                                     7.13
    600   Pinnacle Entertainment,
          Term Loan ..............................................      B1     BB-   6.93          12/14/11             605,438
 44,440   Planet Hollywood International, Inc.,
          Term Loan (g) ..........................................      B3     B-    7.99 to       08/31/10          43,552,719
                                                                                     8.99
  3,824   Resorts International Hotel & Casino, Inc
          Term Loan ..............................................      Caa2   CCC   15.48         04/26/13           3,885,035
  9,814   Scientific Games Corp.,
          Term Loan ..............................................      Ba2    BB    6.07 to       12/23/09           9,896,888
                                                                                     6.75
    882   Scientific Games Corp.,
          Revolving Credit Agreement .............................      Ba2    BB    6.58 to       12/23/09             877,590
                                                                                     6.75
 13,200   Venetian Casino Resorts, LLC,
          Term Loan ..............................................      Ba3    BB-   6.73          06/15/11          13,355,721
  1,890   Venetian Casino Resorts, LLC,
          Revolving Credit Agreement .............................      Ba3    BB-   6.71 to       02/22/10           1,847,787
                                                                                     6.77
 22,338   Wynn Las Vegas, LLC,
          Term Loan ..............................................      B2     B+    7.09          12/14/11          22,600,435
  2,473   Yonkers Racing Corp.,
          Term Loan ..............................................      NR     NR    8.45          08/12/11           2,510,894
                                                                                                                    -----------
                                                                                                                    152,604,824
                                                                                                                    -----------
          INSURANCE   3.3%
  4,188   American Wholesale Insurance Group, Inc.,
          Term Loan ..............................................      NR     B     7.74 to       10/27/11 to        4,198,470
                                                                                     11.99         04/27/12


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          INSURANCE (CONTINUED)
  8,988   ARG Holdings, LLC,
          Term Loan ..............................................    B2       NR    7.88 to       11/30/11 to        9,114,606
                                                                                     12.13         11/30/12
  2,400   Audatex North America, Inc.,
          Term Loan ..............................................    B1       B+    7.30          04/13/13           2,434,500
  4,900   Bristol West Holdings, Inc.,
          Term Loan ..............................................    Ba1      BB+   6.73          02/18/11           4,924,500
  3,600   CCC Information Services Group, Inc.,
          Term Loan ..............................................    NR       NR    7.58          02/10/13           3,651,750
  7,102   Conseco, Inc.,
          Term Loan ..............................................    Ba3      BB-   6.65          06/22/10           7,166,734
  1,713   Mitchell International, Inc.,
          Term Loan ..............................................    B1       B+    6.98          08/15/11           1,732,951
 11,343   USI Holdings Corp.,
          Term Loan ..............................................    B1       NR    7.44          03/24/11          11,470,524
  6,885   Vertafore, Inc.,
          Term Loan ..............................................    NR       NR    7.31 to       01/31/12 to        6,984,310
                                                                                     10.98         01/31/13          ----------
                                                                                                                     51,678,345
                                                                                                                     ----------
          MACHINERY   1.6%
  7,248   Alliance Laundry Holdings, LLC,
          Term Loan (b) ..........................................    B1       B     7.09          01/27/12           7,343,191
  3,564   Douglas Dynamics, LLC,
          Term Loan ..............................................    B1       BB-   6.73          12/16/10           3,608,565
  6,033   Goodman Global Holdings, Inc.,
          Term Loan ..............................................    B1       B+    6.13          12/23/11           6,089,127
  6,000   Penhall International Corp.,
          Term Loan ..............................................    NR       NR    11.60         11/01/10           6,075,000
  2,450   United Rentals (North America), Inc.,
          Term Loan ..............................................    B2       BB-   7.00          02/14/11           2,480,115
                                                                                                                      ---------
                                                                                                                     25,595,998
                                                                                                                     ----------
          MEDICAL PRODUCTS & SERVICES   3.0%
  2,394   Accellent, Inc.,
          Term Loan (b) ..........................................    B2       BB-   6.80          11/22/12           2,411,955
  4,773   CONMED Corp.,
          Term Loan ..............................................    Ba2      BB-   6.68          04/12/13           4,827,784
 24,814   DaVita, Inc.,
          Term Loan ..............................................    B1       BB-   6.69 to       10/05/12          25,114,170
                                                                                     7.13
  9,000   Fresenius Medical Care Holdings, Inc.,
          Term Loan ..............................................    NR       BB    6.35 to       03/31/13           9,018,747
                                                                                     6.53


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          MEDICAL PRODUCTS & SERVICES (CONTINUED)
  2,956   Kinetics Concepts, Inc.,
          Term Loan ..............................................    Ba3      BB    6.76          08/11/10           2,993,623
  2,940   VWR International, Inc.,
          Term Loan ..............................................    B2       B+    7.34          04/07/11           2,984,694
                                                                                                                      ---------
                                                                                                                     47,350,973
                                                                                                                     ----------
          MINING, STEEL, IRON & NON-PRECIOUS METALS   1.3%
  3,600   John Maneely Co.,
          Term Loan ..............................................    B2       B     8.09          03/24/13           3,660,750
  5,034   New Enterprise Stone & Lime Co., Inc.,
          Term Loan ..............................................    NR       NR    7.31 to       07/30/10           5,071,919
                                                                                     9.00
  9,233   Novelis, Inc.,
          Term Loan ..............................................    Ba3      BB-   6.44          01/07/12           9,342,824
  2,107   Techs Industries, Inc.,
          Term Loan ..............................................    NR       NR    7.73          01/14/10           2,110,134
                                                                                                                      ---------
                                                                                                                     20,185,627
                                                                                                                     ----------
          NATURAL RESOURCES   3.4%
    597   Cheniere LNG Holdings, LLC,
          Term Loan ..............................................    NR       BB    7.73          08/30/12             604,649
 14,389   El Paso Corp.,
          Term Loan ..............................................    B3       B     7.75          11/23/09          14,568,635
  2,394   Key Energy Services Group, Inc.,
          Term Loan ..............................................    NR       NR    7.78 to       06/30/12           2,427,916
                                                                                     8.40
  7,998   LYONDELL-CITGO Refining, LP,
          Term Loan ..............................................    NR       NR    6.98          05/21/07           8,057,532
  2,554   SemCrude, LP,
          Term Loan ..............................................    Ba3      NR    7.08 to       03/16/11           2,562,056
                                                                                     7.23
 24,377   Targa Resources, Inc.,
          Term Loan ..............................................    Ba3      B+    6.83 to       10/31/07 to       24,464,467
                                                                                     7.38          10/31/12          ----------
                                                                                                                     52,685,255
                                                                                                                     ----------
          NON-DURABLE CONSUMER PRODUCTS   1.2%
  2,400   Amscan Holdings, Inc.,
          Term Loan ..............................................    B1       B+    7.77          12/23/12           2,424,499
  4,500   Easton-Bell Sports, Inc.,
          Term Loan ..............................................    B1       B+    6.60 to       03/16/12           4,554,374
                                                                                     6.81
  5,827   JohnsonDiversey, Inc.,
          Term Loan ..............................................    B1       B     7.19 to       12/16/11           5,919,556
                                                                                     7.32


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          NON-DURABLE CONSUMER PRODUCTS (CONTINUED)
  1,787   Mega Bloks, Inc. (Canada),
          Term Loan ..............................................      Ba3    BB-   6.81 to       07/27/10           1,803,248
                                                                                     6.94
  1,000   Targus Group International, Inc.,
          Term Loan ..............................................      B3     CCC   12.80         06/22/13           1,003,750
  3,000   UCG Paper Crafts, Inc.,
          Term Loan ..............................................      NR     NR    8.25          02/17/13           3,007,500
                                                                                                                     ----------
                                                                                                                     18,712,927
                                                                                                                     ----------
          PAPER & FOREST PRODUCTS   0.8%
    856   New Page Corp.,
          Term Loan ..............................................      B1     B     7.96          05/02/11             859,281
  5,716   White Birch Paper Co. (Canada),
          Term Loan ..............................................      B2     B+    8.23          04/06/12           5,817,047
  5,869   Xerium Technologies, Inc.,
          Term Loan ..............................................      B1     B+    7.23          05/18/12           5,876,664
                                                                                                                      ---------
                                                                                                                     12,552,992
                                                                                                                     ----------
          PERSONAL & MISCELLANEOUS SERVICES   5.4%
  8,832   Affinion Group, Inc.,
          Term Loan (b) ..........................................      B1     B+    7.50 to       10/17/12           8,871,089
                                                                                     7.68
  1,841   Alderwoods Group, Inc.,
          Term Loan (b) ..........................................      B1     BB    6.73 to       09/29/09           1,857,392
                                                                                     6.93
 10,190   Coinmach Laundry Corp.,
          Term Loan ..............................................      B2     B     7.38 to       12/19/12          10,365,911
                                                                                     9.25
  3,632   Global Imaging Systems, Inc.,
          Term Loan ..............................................      Ba2    NR    6.07 to       05/10/10           3,658,419
                                                                                     6.46
 31,784   Hertz Corp.,
          Term Loan ..............................................      Ba2    BB    6.96 to       12/21/12          32,146,491
                                                                                     7.26
  2,095   InfoUSA, Inc.,
          Term Loan ..............................................      Ba3    BB    6.75          02/14/12           2,107,842
 11,056   Iron Mountain, Inc.,
          Term Loan ..............................................      B2     BB-   6.56 to       04/02/11          11,159,054
                                                                                     6.66
  1,892   Omniflight Helicopters, Inc.,
          Term Loan ..............................................      NR     NR    9.75 to       09/30/11 to        1,897,112
                                                                                     10.25         09/30/12
  3,591   Sedgewick Claims Management Services, Inc.,
          Term Loan ..............................................      B1     B+    6.98 to       01/31/13           3,632,896
                                                                                     7.06

                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)
  3,908   Stewart Enterprises, Inc.,
          Term Loan ..............................................    Ba3      BB    6.49 to       11/19/11           3,944,346
                                                                                     6.82
  4,452   WeightWatchers.com,
          Term Loan ..............................................    B1       B+    7.15 to       12/16/10 to        4,511,337
                                                                                     9.49          06/16/11          ----------
                                                                                                                     84,151,889
                                                                                                                     ----------
          PHARMACEUTICALS   2.6%
  3,420   Bradley Pharmaceuticals, Inc.,
          Term Loan ..............................................    NR       NR    8.75          11/14/10           3,458,475
 10,133   MedPointe, Inc.,
          Term Loan ..............................................    B2       B     9.50 to       09/30/07 to       10,133,417
                                                                                     10.25         09/30/08
 26,586   Warner Chilcott Holding Co.,
          Term Loan ..............................................    B2       B     7.44 to       01/18/12          26,805,354
                                                                                     7.86                            ----------
                                                                                                                     40,397,246
                                                                                                                     ----------
          PRINTING & PUBLISHING   11.7%
 11,171   Adams Outdoor Advertising, LP,
          Term Loan (b) ..........................................    B1       B+    6.95 to       10/18/12          11,331,712
                                                                                     7.09
  2,866   ALM Media Holdings, Inc.,
          Term Loan ..............................................    B3       B-    7.48          03/05/10           2,884,114
  4,950   American Media Operations, Inc.,
          Term Loan (b) ..........................................    B1       B     8.12          01/31/13           5,013,731
  7,626   American Reprographics Co.,
          Term Loan (b) ..........................................    Ba3      BB-   6.70 to       06/18/09           7,712,131
                                                                                     8.50
  1,766   Ascend Media Holdings, LLC,
          Term Loan ..............................................    NR       NR    8.48 to       01/31/12           1,730,925
                                                                                     8.62
  2,978   Canon Communications, LLC,
          Term Loan ..............................................    B3       B     8.28          05/31/11           2,984,944
    600   Caribe Information Investment, Inc.,
          Term Loan ..............................................    B1       B     7.11 to       03/31/13             606,750
                                                                                     7.46
  9,850   Cygnus Business Media, Inc.,
          Term Loan ..............................................    B3       CCC   9.58          07/13/09           9,800,750
 14,829   Day International Group, Inc.,
          Term Loan ..............................................    B1       B     7.48 to       12/05/12 to       15,098,691
                                                                                     12.23         12/05/13
  2,770   Dex Media East, LLC,
          Term Loan ..............................................    Ba2      BB    6.22 to       05/08/09           2,784,727
                                                                                     6.48


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          PRINTING & PUBLISHING (CONTINUED)
 19,375   Dex Media West, LLC,
          Term Loan ..............................................    Ba2      BB    6.25 to       03/09/10          19,487,804
                                                                                     6.48
  4,938   Endurance Business Media, Inc.,
          Term Loan ..............................................    B1       B     7.18          03/08/12           4,965,399
  1,796   Enterprise NewsMedia, LLC,
          Term Loan ..............................................    NR       NR    7.99          06/30/12           1,815,699
  2,130   FSC Acquisition, LLC,
          Term Loan ..............................................    B2       B     6.93 to       08/01/12           2,138,920
                                                                                     7.09
  9,010   Haights Cross Communications, LLC,
          Term Loan ..............................................    B3       B-    8.25 to       08/20/08           9,122,810
                                                                                     9.25
  6,301   Herald Media, Inc.,
          Term Loan ..............................................    NR       NR    7.67 to       07/22/11 to        6,352,205
                                                                                     10.67         01/22/12
  9,942   Liberty Group Operating, Inc.,
          Term Loan ..............................................    B1       B+    7.25          02/28/12          10,036,751
  3,815   MC Communications, LLC,
          Term Loan ..............................................    NR       NR    7.27 to       12/31/10           3,858,407
                                                                                     7.44
  2,092   MediaNews Group, Inc.,
          Term Loan ..............................................    NR       NR    6.25          12/30/10           2,097,740
  9,732   Merrill Communications, LLC,
          Term Loan ..............................................    B1       B+    7.23 to       05/15/11           9,836,526
                                                                                     7.25
  2,843   Network Communications, Inc.,
          Term Loan ..............................................    Ba3      B+    7.19 to       11/30/12           2,877,524
                                                                                     7.48
 13,059   New Publications, Inc.,
          Term Loan ..............................................    B1       B     7.72 to       05/02/11          13,086,925
                                                                                     12.32
 10,149   Primedia, Inc.,
          Term Loan ..............................................    NR       NR    7.09          09/30/13          10,064,428
    244   Primedia, Inc.,
          Revolving Credit Agreement .............................    NR       NR    7.00          06/30/08             236,121
 22,271   R.H. Donnelley, Inc.,
          Term Loan ..............................................    Ba3      BB    6.20 to       12/31/09 to       22,385,813
                                                                                     6.53          06/30/11
  2,846   Source Media, Inc.,
          Term Loan ..............................................    B1       NR    7.21          11/08/11           2,883,694
  2,214   SGS International Inc.,
          Term Loan ..............................................    B1       B+    7.21 to       12/30/11           2,242,131
                                                                                     7.64                           -----------
                                                                                                                    183,437,372
                                                                                                                    -----------


                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          RESTAURANTS & FOOD SERVICE   2.8%
  5,955   Arby's, LLC,
          Term Loan .............................................     B1       B+    7.06 to        07/25/12          6,028,818
                                                                                     7.38
 17,805   Burger King Corp.,
          Term Loan .............................................     Ba2      B+    6.50           06/30/12         17,892,664
  6,488   Carrols Corp.,
          Term Loan .............................................     B1       B+    7.38           12/31/10          6,590,476
  4,770   Denny's Corp.,
          Term Loan .............................................     B3       CCC   7.97 to        09/30/09 to       4,892,973
                                                                                     10.33          09/30/10
  6,000   Dunkin Brands, Inc.,
          Term Loan .............................................     B2       B+    7.33           03/01/13          6,013,500
  2,881   Landry's Restaurants, Inc.,
          Term Loan .............................................     Ba2      BB-   6.73 to        12/28/10          2,914,837
                                                                                     6.86                            ----------
                                                                                                                     44,333,268
                                                                                                                     ----------
          RETAIL - OIL & GAS   1.0%
  5,686   The Pantry, Inc.,
          Term Loan .............................................     Ba3      BB-   6.75           01/02/12          5,747,941
 10,474   Travelcenters of America, Inc.,
          Term Loan .............................................     B1       BB    6.44 to        12/01/11         10,594,198
                                                                                     6.86                            ----------
                                                                                                                     16,342,139
                                                                                                                     ----------
          RETAIL - SPECIALTY   1.8%
 14,753   Nebraska Book Co., Inc.,
          Term Loan .............................................     B2       B-    7.61           03/04/11         14,873,304
 12,651   Visant Holding Corp.,
          Term Loan .............................................     B1       B+    7.07           10/04/11         12,822,014
                                                                                                                     ----------
                                                                                                                     27,695,318
                                                                                                                     ----------
          RETAIL - STORES   1.5%
  3,667   Advance Stores Co., Inc.,
          Term Loan (b)..........................................     Ba1      BB+   6.31 to        09/30/10          3,699,567
                                                                                     6.50
 18,513   Neiman Marcus Group, Inc.,
          Term Loan .............................................     B1       B+    7.34           04/06/13         18,788,701
  1,200   Pep Boys - Manny, Moe & Jack,
          Term Loan .............................................     Ba2      B+    7.89           01/27/11          1,221,000
                                                                                                                      ---------
                                                                                                                     23,709,268
                                                                                                                     ----------
          TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS   2.8%
    600   Alaska Communications Systems Group, Inc.,
          Term Loan (b)..........................................     B1       B+    6.73           02/01/12            606,075

                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS (CONTINUED)
  2,989   Choice One Communications, Inc.,
          Term Loan ..............................................      NR     NR    9.98          11/30/10           2,974,463
  4,176   Cincinnati Bell, Inc.,
          Term Loan ..............................................      Ba3    B+    6.21 to       08/31/12           4,208,635
                                                                                     6.51
  9,800   Fairpoint Communications, Inc.,
          Term Loan ..............................................      B1     BB-   6.75          02/08/12           9,871,050
  4,100   Hawaiian Telcom, Inc.,
          Term Loan ..............................................      B1     B     7.23          04/30/12 to        4,137,656
                                                                                                   10/31/12
  2,400   Madison River Capital, LLC,
          Term Loan ..............................................      B1     B+    7.26          07/29/12           2,430,374
  1,711   Orius Corp., LLC,
          Term Loan (c) (i) ......................................      NR     NR    4.00 to       01/23/09 to          358,033
                                                                                     11.75         01/23/10
    618   Orius Corp., LLC,
          Revolving Credit Agreement (a) (c) (i) .................      NR     NR    4.00 to       01/31/06             531,357
                                                                                     10.75
 13,425   Qwest Corp.,
          Term Loan ..............................................      Ba3    BB    9.65          06/30/07          13,766,467
  1,176   Sorenson Communication, Inc.,
          Term Loan ..............................................      NR     NR    7.88 to       11/15/12           1,194,676
                                                                                     8.20
  2,900   Valor Telecommunications, LLC,
          Term Loan ..............................................      Ba3    BB-   6.73 to       02/14/12           2,910,098
                                                                                     6.81                            ----------
                                                                                                                     42,988,884
                                                                                                                     ----------
          TELECOMMUNICATIONS - LONG DISTANCE   0.2%
  3,591   Time Warner Telecom, Inc.,
          Term Loan ..............................................      B1     B     6.86 to       11/30/10           3,646,362
                                                                                     7.23                            ----------


          TELECOMMUNICATIONS - WIRELESS   1.2%
  3,549   Cellular South, Inc.,
          Term Loan ..............................................      NR     NR    6.71 to       05/04/11           3,591,052
                                                                                     8.25
 11,917   Centennial Cellular, Inc.,
          Term Loan ..............................................      B1     B     6.83 to       02/09/11          12,091,699
                                                                                     7.32
  3,636   Nextel Partners, Inc.,
          Term Loan ..............................................      Ba1    BBB-  6.32          05/31/12           3,648,484
                                                                                                                     ----------
                                                                                                                     19,331,235
                                                                                                                     ----------

                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          TEXTILES & LEATHER   0.9%
  1,995   Malden Mills Industries, Inc.,
          Term Loan (a) ..........................................      NR     NR    9.50          10/01/08             710,783
  6,499   Propex Fabrics, Inc.,
          Term Loan ..............................................      B1     BB-   7.00          07/31/12           6,547,975
  7,391   The William Carter Co.,
          Term Loan ..............................................      B1     BB    6.56 to       07/14/12           7,468,137
                                                                                     6.76                            ----------
                                                                                                                     14,726,895
                                                                                                                     ----------
          TRANSPORTATION - CARGO   0.7%
  2,658   Jacobson Acquisition Co.,
          Term Loan ..............................................      NR     NR    7.72 to       04/07/09 to        2,664,979
                                                                                     8.22          04/07/11
  1,197   Kenan Advantage Group, Inc.,
          Term Loan ..............................................      NR     NR    7.98          12/16/11           1,211,214
  2,543   Pacer International, Inc.,
          Term Loan ..............................................      Ba3    BB    6.38 to       06/10/10           2,568,679
                                                                                     8.25
  2,927   Quality Distribution, Inc.,
          Term Loan ..............................................      Caa1   B-    7.95 to       11/13/09           2,941,643
                                                                                     8.00
    900   Quality Distribution, Inc.,
          Revolving Credit Agreement .............................      Caa1   B-    8.34 to       11/13/08             900,000
                                                                                     8.45                            ----------
                                                                                                                     10,286,515
                                                                                                                     ----------
          TRANSPORTATION - PERSONAL   0.5%
    934   Neoplan USA Corp.,
          Revolving Credit Agreement (d) .........................      NR     NR    8.54          06/30/06             933,750
  6,000   United Airlines, Inc.,
          Term Loan ..............................................      B1     B+    8.63 to       02/01/12           6,096,000
                                                                                     8.75                            ----------
                                                                                                                      7,029,750
                                                                                                                     ----------
          TRANSPORTATION - RAIL MANUFACTURING   0.8%
 12,125   Helm Holding Corp.,
          Term Loan ..............................................      NR     NR    7.22 to       07/08/11 to       12,317,916
                                                                                     11.22         07/08/12          ----------


          UTILITIES   4.7%
 14,284   Allegheny Energy, Inc.,
          Term Loan (b) ..........................................      Ba2    BBB-  6.16 to       03/08/11          14,329,903
                                                                                     6.41
  4,800   Astoria Generating Co., LP,
          Term Loan ..............................................      B1     B     6.87 to       08/23/12 to        4,873,499
                                                                                     8.69          02/23/13

                              Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings +                     Stated
(000)     Borrower                                                    Moody's    S&P     Coupon      Maturity *        Value
          UTILITIES (CONTINUED)
  3,785   Coleto Creek WLE, LP,
          Term Loan ...............................................     Ba3    BB    6.98          06/30/11           3,824,689
    600   La Paloma Generating Co., LLC,
          Term Loan ...............................................     B2     B     8.48          08/16/13             611,438
  1,934   Midwest Generation, LLC,
          Term Loan ...............................................     Ba3    BB-   6.50 to       04/27/11           1,955,175
                                                                                     6.86
  5,985   Mirant North America, LLC,
          Term Loan ...............................................     Ba3    BB-   6.60          01/03/13           6,042,181
 18,018   NRG Energy, Inc.,
          Term Loan ...............................................     Ba2    BB-   6.82          02/01/13          18,234,534
  4,502   Pike Electric, Inc.,
          Term Loan ...............................................     NR     NR    6.38 to       07/01/12 to        4,569,888
                                                                                     6.44          12/10/12
  6,300   Primary Energy Operations, LLC,
          Term Loan ...............................................     NR     NR    7.56          08/24/09           6,347,250
  2,608   Reliant Energy Resources Corp.,
          Term Loan ...............................................     NR     NR    7.47          04/30/10           2,609,087
  4,218   Reliant Energy Resources Corp.,
          Revolving Credit Agreement ..............................     NR     NR    7.78 to       12/22/09           4,080,574
                                                                                     9.63
  6,125   Thermal North America, Inc.,
          Term Loan ...............................................     Ba3    BB-   6.73          10/12/13           6,171,039
                                                                                                                     ----------
                                                                                                                     73,649,257
                                                                                                                     ----------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  179.2% ..........................................................    2,801,272,867
                                                                                                                  -------------

DESCRIPTION                                                                                                         VALUE


NOTES  2.6%

   Boise Cascade, LLC, ($3,700,000 par, 7.94% coupon, maturing 10/15/12) (h)..................................      $3,746,250
   Builders FirstSource, Inc. ($8,700,000 par, 9.00% coupon, maturing 02/15/12) (h)...........................       9,069,750
   Compression Polymers Corp. ($2,700,000 par, 11.44% coupon, maturing 07/01/12) (h)..........................       2,781,000
   Del Laboratories, Inc. ($5,400,000 par, 10.15% coupon, maturing 11/01/11) (h)..............................       5,521,500
   Insight Health Services Corp. ($4,800,000 par, 10.38% coupon, maturing 11/01/11) (h).......................       4,464,000
   Qwest Corp. ($3,500,000 par, 8.16% coupon, maturing 06/15/13) (h)..........................................       3,828,125
   Rogers Wireless Communications, Inc. ($9,000,000 par, 8.04% coupon, maturing 12/15/10) (Canada) (h)........       9,315,000
   US Unwired, Inc. ($1,200,000 par, 9.16% coupon, maturing 06/15/10) (h).....................................       1,236,000
                                                                                                                     ---------
   TOTAL NOTES ...............................................................................................      39,961,625
                                                                                                                    ----------


   EQUITIES  0.0%

   Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/30/04, Cost $470,400) (e) (f)..........          41,921
   Comdisco Holding Co., Inc. (197 common shares, Acquired 9/30/02, Cost $50) (e) (f)..........................           2,926
   Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired 06/22/04, Cost $0) (e) (f)....         115,378
   IDT Corp. (22,898 common shares) (e).......................................................................         254,168
   London Clubs International (Warrants for 141,982 common shares, Acquired 10/15/04, Cost $260,912) (e) (f)..         308,104
   Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0) (e) (f)........................               0
   Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost $0) (e) (f).....................               0
   Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost $1,074,521) (d) (e) (f).................               0
   Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e) (f)...........................               0
   Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (c) (e) (f) (i)............................               0


                               SENIOR INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           APRIL 30, 2006 (UNAUDITED)


   Planet Hollywood International, Inc. (Warrants for 89,674 common shares, Acquired 09/03/04 &                              0
   07/22/05, Cost $0) (e) (f)
   RailWorks Corp. (Warrants for 865 common shares, Acquired 02/10/03, Cost $0) (e) (f)                                      0
   Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940) (e) (f)                                     0
   Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost $1,714,995) (e) (f)                                  0
   Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (e) (f)                                                0
                                                                                                                             -
   TOTAL EQUITIES  0.0%                                                                                                722,497
                                                                                                                       -------



   TOTAL LONG-TERM INVESTMENTS  181.8%                                                                           2,841,956,989
                                                                                                                 -------------
   (Cost $2,832,142,802)

   SHORT-TERM INVESTMENTS   5.1%

   REPURCHASE AGREEMENT  1.5%
   State Street Bank & Trust Corp. ($23,500,000 par collateralized by U.S. Government obligations in a              23,500,000
   pooled cash account, interest rate of 4.65%, dated 04/30/06, to be sold on 05/01/06 at $23,503,035) (b)

   TIME DEPOSIT  3.6%
   State Street Bank & Trust Corp. ($55,620,247 par, 3.75% coupon, dated 04/30/06, to be sold on 05/01/06           55,620,247
    at $55,626,041) (b)                                                                                             ----------

   TOTAL SHORT-TERM INVESTMENTS                                                                                     79,120,247
                                                                                                                    ----------
   (Cost $79,120,247)

   TOTAL INVESTMENTS  186.9%                                                                                     2,921,077,236
   (Cost $2,911,263,049)

                               Senior Income Trust
                      Portfolio of Investments (Continued)
                           April 30, 2006 (Unaudited)




BORROWINGS  (36.4%)

                                                                                                                      (569,000,000)


PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (44.8%)

                                                                                                                      (700,456,570)



LIABILITIES IN EXCESS OF OTHER ASSETS  (5.7%)

                                                                                                                       (88,555,903)
                                                                                                                       ------------


NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                                        $1,563,064,763
                                                                                                                     --------------

NR -- NOT RATED




      +      Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's
             Group are considered to be below investment grade.

             Industry percentages are calculated as a percentage of net assets applicable to common shares.

     (a)     This Senior Loan interest is non-income producing.

     (b)     A portion of this security is segregated in connection with unfunded loan commitments.

     (c)     This borrower has filed for protection in federal bankruptcy court.

     (d)     Affiliated company.

     (e)     Non-income producing security as this stock or warrant currently does not declare dividends.

     (f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust
             Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.03% of the net assets applicable to common shares of the Trust.

     (g)     Payment-in-kind security.

     (h)     Variable rate security.  Interest rate shown is that in effect at April 30, 2006.

     (i)     This borrower is currently in liquidation.

     (j)     The borrower is in the process of restructuring or amending the terms of this loan.

     (k)     Subsequent to April 30, 2006, this borrower has filed for protection in federal bankruptcy court.

          * Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

         ** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
             (i) the lending rate offered by one or more



             major European banks,  such as the London  Inter-Bank  Offered Rate
             ("LIBOR"),  (ii) the prime rate offered by one or more major United
             States  banks and (iii) the  certificate  of deposit  rate.  Senior
             Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior
             Loan.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Income Trust

By: /s/ Ronald E. Robison
   --------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   --------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006


By: /s/ Phillip G. Goff
   --------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006